                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-8644
                                   ---------------------------------------------

                            Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

     BISYS Fund Services, Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   614-470-8000
                                                    ------------------
Date of fiscal year end:    December 31
                          ----------------------------------

Date of reporting period:   December 31, 2005
                          ----------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following are copies of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act").

                          Free Enterprise Action Fund

 The Fund seeks long-term capital appreciation through investments and advocacy that promote the American system of free enterprise.

             ------------------------------------------------------

                                 ANNUAL REPORT
                            DATED DECEMBER 31, 2005
             ------------------------------------------------------

                          FREE ENTERPRISE ACTION FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
Letter to Shareholders......................................     3
Schedule of Portfolio Investments...........................     8
Statement of Assets and Liabilities.........................    16
Statement of Operations.....................................    17
Statement of Changes in Net Assets..........................    18
Financial Highlights........................................    19
Notes to Financial Statements...............................    20
Report of Independent Registered Public Accounting Firm.....    23
Supplemental Information....................................    24

This report must be preceded or accompanied by a prospectus of the Fund. The prospectus contains more complete information, including investment objective, risks, fees and expenses and should be read carefully before investing or sending any money.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-766-3960 or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

The Fund files a Form N-Q with the SEC no more than sixty days after the Fund's first and third quarters of its fiscal year. Form N-Q includes a schedule of the Fund's portfolio holdings as of the end of those fiscal quarters. The Fund's N-Q filings can be found on the SEC's website at http://www.sec.gov. The Fund's N-Q filings may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

FREE ENTERPRISE ACTION FUND, LIKE ALL MUTUAL FUNDS:
- IS NOT FDIC INSURED
- HAS NO BANK GUARANTEE
- MAY LOSE VALUE

                      (This Page Intentionally Left Blank)

                          FREE ENTERPRISE ACTION FUND
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Launched on March 1, 2005, the Free Enterprise Action Fund (FEAF) achieved its investment and advocacy goals for 2005, laying the groundwork for an even more successful 2006.

FUND PERFORMANCE AND PORTFOLIO

The Fund returned 2.32% for 2005, after expenses of 2.00%, as compared to a 4.72% return for the S&P 500 Index(1). Aside from expenses, the difference between the returns of the Fund and S&P 500 Index is attributable to the smaller cap stocks in the S&P 500 Index outperforming the Index's larger cap stocks, while the Fund's portfolio consists of the 392 largest cap stocks in the S&P 500 Index.

                                        FEAF      S&P 500
                                       ------    ---------
Value, close 3/1/05..................  $10.00    $1,210.41
Value, close 12/31/05................  $10.19    $1,248.29
Total Return.........................    2.32%**      4.72%

---------------

** Performance for FEAF is cumulative for the period March 1, 2005 through December 31, 2005.

                         GROWTH OF A $10,000 INVESTMENT

                                                               FREE ENTERPRISE ACTION FUND--
                                                                       GROWTH OF 10K                      S&P 500 INDEX
                                                               -----------------------------              -------------
Inception                                                                  10000                              10000
3/05                                                                        9790                               9768
4/05                                                                        9620                               9583
5/05                                                                        9840                               9887
6/05                                                                        9840                               9902
7/05                                                                       10100                              10270
8/05                                                                       10040                              10176
9/05                                                                       10080                              10258
10/05                                                                       9980                              10087
11/05                                                                      10250                              10468
12/31/05                                                                   10232                              10472

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE HIGHER OR LOWER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE PERFORMANCE INFORMATION ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DURING THE PERIOD SHOWN, THE ADVISER WAIVED AND REIMBURSED CERTAIN EXPENSES, IN THE ABSENCE OF WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-766-3960 OR VISIT THE FREE ENTERPRISE ACTION FUND'S WEBSITE ON THE INTERNET AT WWW.FREEENTERPRISEACTIONFUND.COM.

---------------
(1) The S&P 500 Index consists of 500 common stocks chosen for market size, liquidity and industry representation, among other factors and is a measure of the U.S. stock market as a whole. The S&P 500 Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment advisory fees and administration fees, or a deduction of taxes on fund distributions. Investors cannot invest directly in an Index, although they can invest in the underlying securities.

                          FREE ENTERPRISE ACTION FUND
                       LETTER TO SHAREHOLDERS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund owns common stock in 392 of the companies in the S&P 500. As of December 31, the net assets of the Fund was approximately $4.79 million. The Fund's "Top Ten" holdings as of December 31, 2005 appear in the table below. A sector-by-sector listing of our holdings follows.

General Electric..........................   2.91%
ExxonMobil................................   2.39%
Microsoft Corp. ..........................   2.30%
Citigroup.................................   2.01%
Wal-Mart Stores...........................   1.53%
Procter & Gamble..........................   1.52%
Bank of America...........................   1.45%
American Int'l Group......................   1.41%
Johnson & Johnson.........................   1.35%
Pfizer, Inc. .............................   1.21%

*** The Fund's composition is subject to change.

SECTOR DIVERSIFICATION (AS A PERCENTAGE OF TOTAL INVESTMENTS)***
As of December 31, 2005

Financial Services......................    20.0%
Healthcare..............................    12.0%
Industrial Materials....................    11.3%
Hardware................................     9.5%
Consumer Services.......................     8.8%
Consumer Goods..........................     8.5%
Energy..................................     7.5%
Short-Term Investments..................     5.4%
Software................................     3.9%
Business Services.......................     3.7%
Media...................................     3.6%
Utilities...............................     3.0%
Telecommunications......................     2.7%
Options.................................     0.1%
                                           -----
                                           100.0%
                                           =====

*** The Fund's composition is subject to change.

Our portfolio as of December 31, 2005 is attached.

FUND ADVOCACY

The Fund's advocacy efforts are directed at promoting shareholder value over the long-term and defending the American system of free enterprise. Beginning with the fund's commencement of operations on March 1, 2005, the Fund's notable accomplishments for 2005 include:

    - CONVINCED JPMORGAN CHASE TO REVERSE ITS DECISION TO LOBBY FOR GLOBAL WARMING REGULATIONS. Based on pressure from the Rainforest Action Network, banking giant JP Morgan Chase announced in April that it would assemble a coalition of financial services companies to lobby state and federal governments for restrictive global warming regulation. Thanks to action by the FEAF's managers at JPM's annual shareholder meeting in May, the CEO announced that the bank would not be lobbying on global warming - a position that was reiterated to the Fund in follow-up correspondence.

    - HELPED DEFEAT SHAREHOLDER RESOLUTIONS CONCERNING GLOBAL WARMING. In response to an activist campaign to pressure mutual fund managers to vote in favor of global warming resolutions offered at the ExxonMobil annual meeting, the FEAF's managers worked to develop institutional investor opposition to the resolutions. All global warming resolutions were defeated.

    - OPENED UP THE CITIGROUP "ENVIRONMENTAL PARTNERS" PROGRAM TO PRO-FREE ENTERPRISE INPUT. Citigroup announced an "Environmental Partners" program that only included environmental groups as advisers to the bank. The FEAF's managers convinced Citigroup to include the FEAF as one of its "partners." The FEAF will continue working with Citigroup to ensure that the bank receives accurate and balanced advice from its "partners" on environmental issues.

                          FREE ENTERPRISE ACTION FUND
                       LETTER TO SHAREHOLDERS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The FEAF helped file a number of shareholder resolutions for the 2005 annual meeting season, including:

    - CHARITABLE CONTRIBUTIONS. Corporate support for pro-free enterprise think tanks has declined over the last few years while support for Left-wing activist groups appears to have increased. The FEAF helped file shareholder resolutions requesting disclosure of the business purposes of corporate charitable contributions in hopes of exposing contributions to Left-wing activist groups as efforts to appease these groups. Resolutions were filed with Coca-Cola, PepsiCo and Citigroup.

    - CORPORATE GOVERNANCE. Goldman Sachs has a policy banning personal conflicts of interest with firm business. In 2004, Goldman Sachs donated 680,000 acres in Chile to an environmental group, admittedly for no business purpose. An official of the group is the daughter of the Goldman Sachs' CEO. In 2005, Goldman Sachs announced it would lobby governments for restrictive global warming regulation, a policy also advocated by the Nature Conservancy. The Goldman Sachs CEO is also chairman of the Nature Conservancy. The FEAF helped file a shareholder resolution requesting Goldman Sachs's corporate governance committees to investigate the CEO's potential personal conflicts of interest.

    - FLAT TAX REPORT. Significant reform of the tax code is not likely to occur without the participation of corporations. The FEAF supported the filing of shareholder resolutions requesting reports on the impacts to the companies and shareholders of the flat tax as discussed in "Flat Tax
      Revolution: Using a Postcard to Abolish the IRS" by Steve Forbes (Regnery
      2005). Resolutions were filed with General Electric, Citigroup, Johnson & Johnson and Verizon.

    - GLOBAL WARMING REPORT. In 2005, General Electric announced that it would be supporting restrictive global warming regulation. The FEAF supported the filing of a shareholder resolution with GE requesting a report justifying GE's position on global warming in terms of the costs and benefits to shareholders.

    - LOBBYING PRIORITIES REPORT. Over the past several years, JPMorgan Chase & Co. agreed to settle various lawsuits, including Enron and WorldCom litigation, for billions of dollars, despite claiming that it had meritorious defenses to the lawsuits. The Company spent at least $500 million in attorney's fees during 2004. Rather than launching a lobbying effort to focus on lawsuit reform that might reduce unmeritorious litigation that harms shareholder value, JPMorgan Chase announced in April 2005 that it would lobby governments for restrictive global warming regulation. The FEAF is supporting a shareholder resolution filed with JPMorgan Chase that requests a report to shareholders on the Company's process for identifying and prioritizing legislative and regulatory public policy advocacy activities.

The FEAF has also commenced a number of other advocacy activities during 2005 addressing a variety of free enterprise-related issues including:

    - Financial services companies intimidated by external activists from participating in the public policy debate over social security reform;

    - The CEO-member Business Roundtable's failure to defend businesses in the face of congressional attacks on oil company profits and pharmaceutical company patent rights;

    - Utility holding companies harming shareholders by supporting regional initiatives for restricting greenhouse gas emissions;

    - New York Stock Exchange succumbing to pressure from animal rights extremists and not listing Life Sciences Research, Inc.;

    - An effort by the New York Times to investigate the adoption of children by Supreme Court Justice John Roberts;

    - Property and casualty insurers being pressured by environmental activist efforts to support claims that natural disasters, such as Hurricane Katrina, are linked with global warming; and

    - Microsoft capitulation to anti-chemical activists concerning the use of PVC plastic packaging.

The FEAF has attracted interest from the media during 2005 including:

    - CNBC (Kudlow & Company), March 28, "Steven Milloy of the Free Enterprise Action Fund discusses his organization's work against corporate social responsibility"

    - New York Sun, April 1, "Big Labor Targets Wall Street"

                          FREE ENTERPRISE ACTION FUND
                       LETTER TO SHAREHOLDERS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    - Wall Street Journal, April 25, "JP Morgan Adopts "Green" Lending Policies"

    - American Banker, May 20, "JPM Enviro Pact Leaves Complexity In Its Wake"

    - Financial Post (Canada), May 26, "A Fund for Profit Activists"

    - "Human Events, June 13, "Free Enterprise Action Fund"

    - National Review, July 4, "Birkenstocks and Stocks"

    - Fox News Channel, August 2, "Your World With Neil Cavuto"

    - Washington Post, October 5, "A New Worry for Insurers: Firms Looking at Whether Climate Change Could Affect Their Bottom Lines"

    - Human Events, November 8, 2005, "Corporate Social Responsibility: Another Cover for the Leftist Political Agenda"

    - American Spectator, November 10, "The Permanent Shakedown Left"

    - Inside EPA, December 2, 2005, "Goldman Sachs' Novel Climate Plan Is Latest Target Of Free-Market Fire"

The FEAF issued the following media releases during 2005:

    - Microsoft Called on to Reverse Phase-out of PVC Plastic; Mutual Fund Sees Move as Unwarranted and Harmful, PR Web, December 13, 2005

    - Free Enterprise Action Fund Requests Review of Goldman Sachs' Environmental Policy, PR Web, November 30, 2005

    - Free Enterprise Action Fund Urges Business Roundtable to Defend Capitalism Against Congressional Overreaching, PR Web, November 10, 2005

    - Free Enterprise Action Fund Urges Insurers to Conduct Independent Analyses of Alleged Link Between Global Warming and Weather-Related Losses, PR Web, November 1, 2005

    - Free Enterprise Action Fund Asks "Why are the leaders of the socially responsible investment industry stonewalling target of violent hate speech?", PR Web, October 20, 2005

    - Free Enterprise Action Fund Calls on Calvert Investments and KLD Research to Withdraw Sponsorship of "Socially Responsible" Conference Featuring Speaker Who Advocated Violence Against Fund Managers, PR Web, October 10, 2005

    - Free Enterprise Action Fund Warns Business Roundtable Member Companies To Focus On Real Business Growth Strategies, Not "Feel-Good" Public Relations Stunts, PR Web, September 28, 2005

    - Free Enterprise Action Fund Calls on Citigroup to Diversify the Bank's "Environment Partners" Program, PR Web, September 22, 2005

    - Free Enterprise Action Fund Questions GE Decision To Side With Global Warming Activists, PR Web, September 14, 2005

    - Free Enterprise Action Fund asks ConEd, PG&E to disclose involvement with state global warming initiatives, PR Web, September 7, 2005

    - Free Enterprise Action Fund Asks Financial Service Companies Whether Their Support For Social Security Reform Has Been Impacted By Activist-Investor Pressure, PR Web, August 17, 2005

    - A Pioneering Mutual Fund for Pro-Free-Market Investors, State Policy Network News, July/August 2005

    - Free Enterprise Action Fund, Human Events, June 13, 2005

    - Free Enterprise Action Fund Requests Audit Committee Review of JPMorgan Chase Capitulation to Social Activist Demands, Business Wire, April 26, 2005

                          FREE ENTERPRISE ACTION FUND
                       LETTER TO SHAREHOLDERS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LOOKING AHEAD TO 2006

The Free Enterprise Action Fund is looking forward to a productive 2006. In items of investment performance, we intend to continue holding our diversified portfolio of large-cap companies and managing the portfolio so as to produce a market-based return.

In terms of advocacy, we intend to support the shareholder resolutions that have been filed, participate in annual shareholder meetings and to continue and expand upon the Fund's advocacy efforts so as to promote shareholder value and defend our system of free enterprise.

Sincerely,

/s/ Thomas J. Borelli
Thomas J. Borelli
Action Fund Management, LLC

/s/ Steven J. Milloy
Steven J. Milloy
Action Fund Management, LLC

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCK -- 87.7%
ADVERTISING -- 0.2%
Interpublic Group of Companies,
  Inc.*........................      173    $    1,669
Omnicom Group, Inc. ...........       66         5,619
                                            ----------
                                                 7,288
                                            ----------
AEROSPACE & DEFENSE -- 1.6%
Boeing Co. ....................      284        19,948
General Dynamics Corp. ........       76         8,668
Lockheed Martin Corp. .........      161        10,244
Northrop Grumman Corp. ........      134         8,055
Raytheon Co. ..................      167         6,705
Rockwell Collins, Inc. ........       66         3,067
United Technologies Corp. .....      364        20,351
                                            ----------
                                                77,038
                                            ----------
AGRICULTURAL OPERATIONS -- 0.3%
Archer-Daniels-Midland Co. ....      259         6,387
Monsanto Co. ..................       95         7,365
                                            ----------
                                                13,752
                                            ----------
AIRLINES -- 0.1%
Southwest Airlines Co. ........      303         4,978
                                            ----------
APPAREL/FOOTWEAR -- 0.6%
Coach, Inc.*...................      139         4,634
Gap, Inc. .....................      336         5,927
Jones Apparel Group, Inc. .....       56         1,720
Limited Brands, Inc. ..........      162         3,621
Liz Claiborne, Inc. ...........       44         1,576
Nike, Inc. -- Class B..........      100         8,679
V.F. Corp. ....................       38         2,103
                                            ----------
                                                28,260
                                            ----------
AUTOMOTIVE -- 0.6%
AutoNation, Inc.*..............      116         2,521
AutoZone, Inc.*................       27         2,477
Ford Motor Co. ................      743         5,737
General Motors Corp. ..........      227         4,408
Genuine Parts Co. .............       70         3,074
Johnson Controls, Inc. ........       75         5,468
PACCAR, Inc. ..................       63         4,361
                                            ----------
                                                28,046
                                            ----------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
BANKS -- 9.0%
AmSouth Bancorporation.........      146    $    3,827
Bank of America Corp. .........    1,507        69,549
Bank of New York Company,
  Inc. ........................      296         9,428
BB&T Corp. ....................      219         9,178
Citigroup, Inc. ...............    1,985        96,333
Comerica, Inc. ................       72         4,087
Fifth Third Bankcorp...........      238         8,977
JPMorgan Chase & Co. ..........    1,351        53,621
KeyCorp........................      160         5,269
M&T Bank Corp. ................       48         5,234
Marshall & Ilsley Corp. .......      100         4,304
Mellon Financial Corp. ........      167         5,720
National City Corp. ...........      263         8,829
North Fork Bancorporation,
  Inc. ........................      199         5,445
Northern Trust Corp. ..........       95         4,923
PNC Financial Services Group,
  Inc. ........................      116         7,172
Regions Financial Corp. .......      188         6,422
State Street Corp. ............      139         7,706
SunTrust Banks, Inc. ..........      140        10,186
Synovus Financial Corp. .......      134         3,619
U.S. Bancorp...................      714        21,341
Wachovia Corp. ................      626        33,090
Wells Fargo & Co. .............      650        40,840
                                            ----------
                                               425,100
                                            ----------
BIOTECHNOLOGY -- 1.4%
Amgen, Inc.*...................      482        38,011
Biogen Idec, Inc.*.............      201         9,111
Chiron Corp.*..................       75         3,335
Genzyme Corp.*.................       98         6,936
Gilead Sciences, Inc.*.........      161         8,473
MedImmune, Inc.*...............       99         3,467
                                            ----------
                                                69,333
                                            ----------
BREWERY -- 0.4%
Anheuser-Busch Companies,
  Inc. ........................      313        13,446
Molson Coors Brewing Co. ......      111         7,436
                                            ----------
                                                20,882
                                            ----------

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
BROKERAGE SERVICES -- 2.0%
Bear Stearns Companies,
  Inc. ........................       44    $    5,083
Charles Schwab Corp. ..........      562         8,245
Goldman Sachs Group, Inc. .....      178        22,732
Lehman Brothers Holdings,
  Inc. ........................      103        13,202
Merrill Lynch & Company,
  Inc. ........................      355        24,044
Morgan Stanley.................      415        23,547
                                            ----------
                                                96,853
                                            ----------
BUILDING MATERIALS -- 0.2%
American Standard Companies,
  Inc. ........................       75         2,996
Masco Corp. ...................      187         5,645
Vulcan Materials Co. ..........       38         2,575
                                            ----------
                                                11,216
                                            ----------
CASINO SERVICES -- 0.1%
Harrah's Entertainment,
  Inc. ........................       39         2,780
International Game Technology,
  Inc. ........................      142         4,371
                                            ----------
                                                 7,151
                                            ----------
CHEMICALS -- 0.9%
Dow Chemical Co. ..............      326        14,285
E.I. du Pont de Nemours &
  Co. .........................      334        14,195
Eastman Chemical Co. ..........       32         1,651
Ecolab, Inc. ..................      109         3,953
International Flavors &
  Fragrances, Inc. ............       46         1,541
PPG Industries, Inc. ..........       66         3,821
Rohm & Haas Co. ...............       80         3,874
Sigma-Aldrich Corp. ...........       30         1,899
                                            ----------
                                                45,219
                                            ----------
COMMERCIAL SERVICES -- 0.5%
Cendant Corp. .................      417         7,193
Cintas Corp. ..................       71         2,924
Moody's Corp. .................      109         6,695
Paychex, Inc. .................      133         5,070
                                            ----------
                                                21,882
                                            ----------
COMPUTER SOFTWARE & SERVICES -- 4.0%
Adobe Systems, Inc. ...........      158         5,840
Affiliated Computer Services,
  Inc.*........................       51         3,018
Autodesk, Inc. ................       91         3,908


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
COMPUTER SOFTWARE & SERVICES -- (CONTINUED)
Automatic Data Processing,
  Inc. ........................      224    $   10,279
Computer Associates
  International, Inc. .........      231         6,512
Electronic Arts, Inc.*.........      115         6,016
First Data Corp. ..............      304        13,075
Fiserv, Inc.*..................       79         3,418
Intuit, Inc.*..................       70         3,731
Mercury Interactive Corp.*.....       36         1,000
Microsoft Corp. ...............    4,220       110,354
Oracle Corp.*..................    1,990        24,298
Siebel Systems, Inc. ..........      218         2,306
                                            ----------
                                               193,755
                                            ----------
COMPUTERS & PERIPHERALS -- 4.4%
Apple Computer, Inc.*..........      272        19,554
Cisco Systems, Inc.*...........    2,487        42,577
Computer Sciences Corp.*.......       84         4,254
Dell, Inc.*....................      954        28,610
Electronic Data Systems
  Corp. .......................      203         4,880
EMC Corp.*.....................      904        12,312
Hewlett-Packard Co. ...........    1,082        30,978
IBM Corp. .....................      626        51,458
Lexmark International, Inc. --
  Class A*.....................       54         2,421
NCR Corp.*.....................       68         2,308
Network Appliance, Inc.*.......      145         3,915
Sun Microsystems, Inc.*........    1,307         5,476
Symbol Technologies, Inc. .....      116         1,487
                                            ----------
                                               210,230
                                            ----------
CONSUMER PRODUCTS -- 2.2%
Avon Products, Inc. ...........      191         5,453
Colgate-Palmolive Co. .........      202        11,080
Fortune Brands, Inc. ..........       58         4,525
Kimberly-Clark Corp. ..........      187        11,155
Newell Rubbermaid, Inc. .......      103         2,449
Procter & Gamble Co. ..........    1,260        72,929
                                            ----------
                                               107,591
                                            ----------

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
CONTAINERS -- 0.1%
Ball Corp. ....................       43    $    1,708
Sealed Air Corp.*..............       35         1,966
                                            ----------
                                                 3,674
                                            ----------
CRUISE LINES -- 0.3%
Carnival Corp. ................      249        13,314
                                            ----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.0%
3M Co. ........................      290        22,475
Cooper Industries Ltd. -- Class
  A............................       38         2,774
Danaher Corp. .................      116         6,470
Dover Corp. ...................       79         3,199
Eaton Corp. ...................       55         3,690
General Electric Co. ..........    3,979       139,465
Honeywell International,
  Inc. ........................      305        11,361
Illinois Tool Works, Inc. .....      106         9,327
Ingersoll-Rand Company Ltd. --
  Class A......................      113         4,562
ITT Industries, Inc. ..........       35         3,599
Leggett & Platt, Inc. .........       80         1,837
Parker Hannifin Corp. .........       46         3,034
Textron, Inc. .................       49         3,772
Tyco International Ltd. .......      759        21,905
                                            ----------
                                               237,470
                                            ----------
ELECTRONICS -- 0.7%
Agilent Technologies, Inc.*....      177         5,892
Emerson Electric Co. ..........      165        12,325
Jabil Circuit, Inc.*...........       70         2,596
L-3 Communications Holdings,
  Inc. ........................       43         3,197
Molex, Inc. ...................       87         2,258
Rockwell Automation, Inc. .....       72         4,260
Sanmina-SCI Corp.*.............      250         1,065
Solectron Corp.*...............      367         1,343
W.W. Grainger, Inc. ...........       35         2,489
                                            ----------
                                                35,425
                                            ----------
FINANCIAL SERVICES -- 2.8%
AMBAC Financial Group, Inc. ...       47         3,622
American Express Co. ..........      485        24,957
Ameriprise Financial, Inc. ....       87         3,567
Capital One Financial Corp. ...       96         8,294


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
FINANCIAL SERVICES -- (CONTINUED)
CIT Group, Inc. ...............       91    $    4,712
Countrywide Financial Corp. ...      247         8,445
Fannie Mae.....................      412        20,110
Franklin Resources, Inc. ......       92         8,649
Freddie Mac....................      278        18,167
H&R Block, Inc. ...............      113         2,774
MBIA, Inc. ....................       63         3,790
MBNA Corp. ....................      510        13,852
SLM Corp. .....................      175         9,641
T. Rowe Price Group, Inc. .....       52         3,746
                                            ----------
                                               134,326
                                            ----------
FOOD & BEVERAGES -- 2.6%
Campbell Soup Co. .............      178         5,299
Coca-Cola Co. .................      863        34,787
Coca-Cola Enterprises, Inc. ...      194         3,719
ConAgra Foods, Inc. ...........      209         4,239
General Mills, Inc. ...........      150         7,398
H.J. Heinz Co. ................      146         4,923
Hershey Foods Corp. ...........       91         5,028
Kellogg Co. ...................      169         7,304
PepsiCo, Inc. .................      632        37,338
Sara Lee Corp. ................      334         6,313
Wm. Wrigley Jr. Co. ...........       91         6,051
                                            ----------
                                               122,399
                                            ----------
FOOD DISTRIBUTORS, SUPERMARKETS & WHOLESALERS -- 0.4%
Kroger Co.*....................      283         5,343
Safeway, Inc. .................      207         4,898
Sysco Corp. ...................      251         7,793
                                            ----------
                                                18,034
                                            ----------
FOREST PRODUCTS & PAPER -- 0.3%
International Paper Co. .......      190         6,386
MeadWestvaco Corp. ............       71         1,990
Temple Inland, Inc. ...........       35         1,570
Weyerhaeuser Co. ..............       88         5,838
                                            ----------
                                                15,784
                                            ----------
HEALTH CARE -- 1.7%
Aetna, Inc. ...................       90         8,488
Caremark Rx, Inc.*.............      173         8,960
Express Scripts, Inc.*.........       56         4,693

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
HEALTH CARE -- (CONTINUED)
Humana, Inc.*..................       70    $    3,803
McKesson Corp. ................      108         5,572
Medco Health Solutions,
  Inc.*........................      105         5,859
UnitedHealth Group, Inc. ......      457        28,397
WellPoint, Inc.*...............      215        17,155
                                            ----------
                                                82,927
                                            ----------
HOMEBUILDERS -- 0.2%
Centex Corp. ..................       48         3,432
KB Home........................       35         2,543
Pulte Homes, Inc. .............       86         3,385
                                            ----------
                                                 9,360
                                            ----------
HOSPITALS -- 0.2%
HCA, Inc. .....................      150         7,575
Health Management Associates,
  Inc. -- Class A..............      103         2,262
                                            ----------
                                                 9,837
                                            ----------
HOTELS & MOTELS -- 0.3%
Hilton Hotels Corp. ...........      161         3,882
Marriott International, Inc. --
  Class A......................       84         5,625
Starwood Hotels & Resorts
  Worldwide, Inc. .............       80         5,109
                                            ----------
                                                14,616
                                            ----------
HOUSEHOLD APPLIANCES -- 0.1%
Whirlpool Corp. ...............       29         2,429
                                            ----------
INDUSTRIAL GASES -- 0.2%
Air Products & Chemicals,
  Inc. ........................       80         4,735
Praxair, Inc. .................      121         6,408
                                            ----------
                                                11,143
                                            ----------
INSTRUMENTS -- SCIENTIFIC -- 0.1%
Fisher Scientific
  International, Inc.*.........       52         3,217
Waters Corp.*..................       48         1,814
                                            ----------
                                                 5,031
                                            ----------
INSURANCE -- 4.2%
ACE Ltd. ......................      108         5,772
AFLAC, Inc. ...................      203         9,423
Allstate Corp. ................      251        13,572


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
INSURANCE -- (CONTINUED)
American International Group,
  Inc. ........................      990    $   67,547
Aon Corp. .....................      137         4,925
Chubb Corp. ...................       72         7,031
CIGNA Corp. ...................       48         5,362
Cincinnati Financial Corp. ....       75         3,351
Hartford Financial Services
  Group, Inc. .................      107         9,190
Lincoln National Corp. ........       70         3,712
Loews Corp. ...................       67         6,355
Marsh & McLennan Companies,
  Inc. ........................      219         6,955
MetLife, Inc. .................      281        13,768
Principal Financial Group,
  Inc. ........................      127         6,024
Progressive Corp. .............       75         8,759
Prudential Financial, Inc. ....      186        13,613
St. Paul Travelers Companies,
  Inc. ........................      259        11,570
XL Capital Ltd. -- Class A.....       55         3,706
                                            ----------
                                               200,635
                                            ----------
INTERNET BUSINESS SERVICES -- 0.6%
eBay, Inc.*....................      465        20,111
Symantec Corp.*................      432         7,560
                                            ----------
                                                27,671
                                            ----------
MACHINERY -- 0.4%
Caterpillar, Inc. .............      229        13,229
Deere & Co. ...................       96         6,539
                                            ----------
                                                19,768
                                            ----------
MEDICAL -- DRUGS -- 3.9%
Abbott Laboratories............      578        22,791
Allergan, Inc. ................       54         5,830
Bristol-Myers Squibb Co. ......      703        16,155
Eli Lilly & Co. ...............      415        23,485
Forest Laboratories, Inc.*.....      138         5,614
Merck & Company, Inc. .........      741        23,571
Pfizer, Inc. ..................    2,491        58,089
Schering-Plough Corp. .........      556        11,593
Wyeth..........................      482        22,206
                                            ----------
                                               189,334
                                            ----------

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MEDICAL INFORMATION SYSTEMS -- 0.0%
IMS Health, Inc. ..............       96    $    2,392
                                            ----------
MEDICAL LABS & TESTING SERVICES -- 0.1%
Laboratory Corporation of
  America Holdings*............       58         3,123
Quest Diagnostics, Inc. .......       75         3,861
                                            ----------
                                                 6,984
                                            ----------
MEDICAL PRODUCTS -- 3.4%
AmerisourceBergen Corp. .......       88         3,643
Baxter International, Inc. ....      231         8,697
Becton Dickinson & Co. ........       95         5,708
Biomet, Inc. ..................      105         3,840
Boston Scientific Corp.*.......      375         9,184
C.R. Bard, Inc. ...............       47         3,098
Cardinal Health, Inc. .........      169        11,619
Guidant Corp. .................      120         7,770
Johnson & Johnson..............    1,079        64,847
Medtronic, Inc. ...............      449        25,849
St. Jude Medical, Inc.*........      146         7,329
Stryker Corp. .................      165         7,331
Zimmer Holdings, Inc.*.........       95         6,407
                                            ----------
                                               165,322
                                            ----------
METALS & MINING -- 0.6%
Alcoa, Inc. ...................      309         9,137
Freeport-McMoRan Copper & Gold,
  Inc. -- Class B..............       66         3,551
Newmont Mining Corp. ..........      165         8,811
Phelps Dodge Corp. ............       34         4,892
                                            ----------
                                                26,391
                                            ----------
MOTORCYCLES -- 0.1%
Harley-Davidson, Inc. .........      109         5,612
                                            ----------
MULTIMEDIA -- 2.4%
Clear Channel Communications,
  Inc. ........................      216         6,793
Comcast Corp. -- Class A*......      794        20,612
Live Nation*...................       27           354
News Corp. -- Class A..........      966        15,021
Time Warner, Inc. .............    1,758        30,660
Univision Communications,
  Inc. -- Class A*.............      119         3,497


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
MULTIMEDIA -- (CONTINUED)
Viacom, Inc. -- Class B........      668    $   21,777
Walt Disney Co. ...............      767        18,385
                                            ----------
                                               117,099
                                            ----------
NEWSPAPERS -- 0.3%
Gannett Company, Inc. .........       96         5,816
Knight-Ridder, Inc. ...........       34         2,152
New York Times Co. -- Class
  A............................       63         1,666
Tribune Co. ...................      124         3,752
                                            ----------
                                                13,386
                                            ----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
Waste Management, Inc. ........      216         6,556
                                            ----------
OFFICE EQUIPMENT & SUPPLIES -- 0.5%
Acco Brands Corp.*.............       12           294
Avery Dennison Corp. ..........       45         2,487
Office Depot, Inc.*............      117         3,674
Pitney Bowes, Inc. ............       85         3,591
Staples, Inc. .................      293         6,654
Xerox Corp.*...................      380         5,567
                                            ----------
                                                22,267
                                            ----------
OIL & GAS -- 6.8%
Anadarko Petroleum Corp. ......       86         8,149
Apache Corp. ..................      113         7,743
Baker Hughes, Inc. ............      126         7,658
BJ Services Co. ...............      130         4,767
Burlington Resources, Inc. ....      137        11,809
ChevronTexaco Corp. ...........      844        47,914
ConocoPhillips.................      425        24,727
Devon Energy Corp. ............      167        10,444
EOG Resources, Inc. ...........       83         6,090
Exxon Mobil Corp. .............    2,036       114,362
Halliburton Co. ...............      190        11,772
Kerr-McGee Corp. ..............       54         4,906
Marathon Oil Corp. ............      113         6,890
Nabors Industries Ltd.*........       59         4,469
Occidental Petroleum Corp. ....      125         9,985
Schlumberger Ltd. .............      199        19,333
Transocean, Inc.*..............      124         8,642

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- (CONTINUED)
Valero Energy Corp. ...........      166    $    8,566
XTO Energy, Inc. ..............      123         5,405
                                            ----------
                                               323,631
                                            ----------
PAINTS & COATINGS -- 0.1%
Sherwin-Williams Co. ..........       59         2,680
                                            ----------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
Eastman Kodak Co. .............      117         2,738
                                            ----------
PIPELINES -- 0.2%
Kinder Morgan, Inc. ...........       47         4,322
Williams Companies, Inc. ......      227         5,259
                                            ----------
                                                 9,581
                                            ----------
PRINTING & PUBLISHING -- 0.2%
McGraw-Hill Companies, Inc. ...      137         7,074
R.R. Donnelley & Sons Co. .....       97         3,318
                                            ----------
                                                10,392
                                            ----------
RAILROADS -- 0.6%
Burlington Northern Santa Fe
  Corp. .......................      132         9,349
CSX Corp. .....................       83         4,214
Norfolk Southern Corp. ........      152         6,814
Union Pacific Corp. ...........       95         7,648
                                            ----------
                                                28,025
                                            ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Equity Office Properties
  Trust........................      151         4,580
Equity Residential.............      112         4,381
Simon Property Group, Inc. ....       87         6,667
                                            ----------
                                                15,628
                                            ----------
RESTAURANTS -- 0.7%
McDonald's Corp. ..............      448        15,106
Starbucks Corp.*...............      310         9,303
Wendy's International, Inc. ...       49         2,708
Yum! Brands, Inc. .............      101         4,735
                                            ----------
                                                31,852
                                            ----------
RETAIL -- 5.4%
Bed Bath & Beyond, Inc.*.......      124         4,483
Best Buy Company, Inc. ........      187         8,131
Costco Wholesale Corp. ........      193         9,548


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
RETAIL -- (CONTINUED)
CVS Corp. .....................      269    $    7,107
Dollar General Corp. ..........      120         2,288
Family Dollar Stores, Inc. ....       68         1,686
Federated Department Stores,
  Inc. ........................       93         6,169
Home Depot, Inc. ..............      846        34,246
J.C. Penney Company, Inc. .....      105         5,838
Kohl's Corp.*..................      120         5,832
Lowe's Companies, Inc. ........      285        18,998
Nordstrom, Inc. ...............       94         3,516
RadioShack Corp. ..............       79         1,661
Sears Holding Corp.*...........      300        34,659
Target Corp. ..................      322        17,700
Tiffany & Co. .................       60         2,297
TJX Companies, Inc. ...........      190         4,414
Wal-Mart Stores, Inc. .........    1,564        73,196
Walgreen Co. ..................      378        16,730
                                            ----------
                                               258,499
                                            ----------
SAVINGS & LOANS -- 0.5%
Golden West Financial Corp. ...      126         8,316
Sovereign Bancorp, Inc. .......      162         3,502
Washington Mutual, Inc. .......      322        14,007
                                            ----------
                                                25,825
                                            ----------
SCHOOLS -- 0.1%
Apollo Group, Inc. -- Class
  A*...........................       75         4,535
                                            ----------
SEMICONDUCTORS -- 2.8%
Advanced Micro Devices,
  Inc.*........................      152         4,651
Altera Corp.*..................      129         2,390
Analog Devices, Inc. ..........      137         4,914
Applied Materials, Inc. .......      617        11,069
Broadcom Corp. -- Class A*.....      121         5,705
Freescale Semiconductor,
  Inc. -- Class B*.............      139         3,499
Intel Corp. ...................    2,169        54,137
KLA-Tencor Corp. ..............       72         3,552
Linear Technology Corp. .......      119         4,292
Maxim Integrated Products,
  Inc. ........................      119         4,313
Micron Technology, Inc.*.......      239         3,181
National Semiconductor
  Corp. .......................      113         2,936
Novellus Systems, Inc.*........       50         1,206
NVIDIA Corp.*..................       67         2,450

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
SEMICONDUCTORS -- (CONTINUED)
QLogic Corp.*..................       35    $    1,138
Teradyne, Inc.*................       91         1,326
Texas Instruments, Inc. .......      579        18,569
Xilinx, Inc. ..................      127         3,202
                                            ----------
                                               132,530
                                            ----------
STAFFING -- 0.1%
Robert Half International,
  Inc. ........................       79         2,993
                                            ----------
STEEL -- 0.1%
Nucor Corp. ...................       58         3,869
United States Steel Corp. .....       38         1,827
                                            ----------
                                                 5,696
                                            ----------
TELECOMMUNICATIONS -- 3.0%
ALLTEL Corp. ..................      113         7,130
AT&T, Inc. ....................    1,464        35,853
Avaya, Inc.*...................      190         2,027
BellSouth Corp. ...............      708        19,187
Comverse Technology, Inc.*.....       78         2,074
Corning, Inc.*.................      513        10,086
Lucent Technologies, Inc.*.....    1,757         4,674
Qwest Communications
  International, Inc.*.........      811         4,582
Scientific-Atlanta, Inc. ......       60         2,584
Sprint Nextel Corp. ...........    1,023        23,897
Tellabs, Inc.*.................      202         2,202
Verizon Communications,
  Inc. ........................    1,022        30,783
                                            ----------
                                               145,079
                                            ----------
TOBACCO -- 1.3%
Altria Group, Inc. ............      743        55,517
Reynolds American, Inc. .......       59         5,624
UST, Inc. .....................       59         2,409
                                            ----------
                                                63,550
                                            ----------
TOOLS -- HAND HELD -- 0.1%
Black & Decker Corp. ..........       32         2,782
Stanley Works..................       39         1,874
                                            ----------
                                                 4,656
                                            ----------
TOYS -- 0.0%
Mattel, Inc. ..................      149         2,357
                                            ----------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
TRANSPORTATION SERVICES -- 0.9%
FedEx Corp. ...................      111    $   11,476
United Parcel Service, Inc. --
  Class B......................      407        30,586
                                            ----------
                                                42,062
                                            ----------
TRAVEL SERVICES -- 0.0%
Sabre Holdings Corp. -- Class
  A............................       67         1,615
                                            ----------
UTILITIES -- ELECTRIC -- 2.7%
AES Corp.*.....................      206         3,261
Ameren Corp. ..................       75         3,843
American Electric Power
  Company, Inc. ...............      162         6,009
Cinergy Corp. .................       76         3,227
Consolidated Edison, Inc. .....      100         4,633
Constellation Energy Group.....       67         3,859
Dominion Resources, Inc. ......      121         9,341
DTE Energy Co. ................       67         2,894
Duke Energy Corp. .............      353         9,690
Edison International...........      119         5,190
Entergy Corp. .................       84         5,767
Exelon Corp. ..................      249        13,231
FirstEnergy Corp. .............      124         6,075
FPL Group, Inc. ...............      130         5,403
NiSource, Inc. ................      117         2,441
PG&E Corp. ....................      155         5,754
Pinnacle West Capital Corp. ...       34         1,406
PPL Corp. .....................      151         4,439
Progress Energy, Inc. .........      101         4,436
Public Service Enterprise
  Group, Inc. .................       87         5,652
Southern Co. ..................      297        10,254
TECO Energy, Inc. .............       88         1,512
TXU Corp. .....................      166         8,332
Xcel Energy, Inc. .............      172         3,175
                                            ----------
                                               129,824
                                            ----------
UTILITIES -- NATURAL GAS --0.1%
KeySpan Corp. .................       66         2,356
Sempra Energy..................       85         3,811
                                            ----------
                                                 6,167
                                            ----------

                                   continued

                          FREE ENTERPRISE ACTION FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 SHARES       VALUE
------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
WEB PORTALS/ISP -- 0.5%
Yahoo!, Inc.*..................      555    $   21,745
                                            ----------
WIRELESS COMMUNICATIONS -- 1.0%
Motorola, Inc. ................      941        21,257
QUALCOMM, Inc. ................      624        26,882
                                            ----------
                                                48,139
                                            ----------
TOTAL COMMON STOCKS
  (Cost $4,091,711).....................     4,207,559
                                            ----------
SHORT-TERM INVESTMENTS -- 5.0%
MONEY MARKET MUTUAL FUND -- 5.0%
Huntington Money Market Fund...  240,764       240,764
                                            ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $240,764).......................       240,764
                                            ----------

                                 CONTRACTS      VALUE
--------------------------------------------------------
OPTIONS -- 0.1%
SPDR Trust Series 1 January
  Call Option expiring January
  21, 2006 @ $129..............       350     $    2,625
                                              ----------
TOTAL OPTIONS
  (Cost $31,150)..........................         2,625
                                              ----------
TOTAL INVESTMENTS
  (Cost $4,363,625)(a) -- 92.8%...........     4,450,948
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 7.2%.....................       343,735
                                              ----------
NET ASSETS -- 100.0%......................    $4,794,683
                                              ==========

---------------

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $ 281,381
Unrealized depreciation.....................................   (194,058)
                                                              ---------
Net unrealized appreciation.................................  $  87,323
                                                              =========

*  Represents non-income producing securities.

CALL OPTIONS WRITTEN

                                                              CONTRACTS    VALUE
                                                              ---------    ------
SPDR Trust Series 1 Call Option expiring January 21, 2006 @
  $128......................................................     350       $7,000
                                                                           ------
Total Call Options Written (premiums received $44,975)......               $7,000
                                                                           ------

                       See notes to financial statements.

                          FREE ENTERPRISE ACTION FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (cost $4,363,625).......   $4,450,948
Cash........................................................      230,991
Accrued income..............................................        6,298
Receivable for investments tendered.........................        4,654
Receivable from Adviser.....................................      103,338
Deposits with broker for call options written...............       42,919
Prepaid expenses............................................        8,893
                                                               ----------
  Total Assets..............................................    4,848,041
                                                               ----------
LIABILITIES:
Call options written (premiums received $44,975)............        7,000
Administration fees.........................................        4,192
Chief Compliance Officer fees...............................          872
Accounting fees.............................................        4,856
Transfer Agent fees.........................................        5,177
Trustee fees................................................          625
Other accrued expenses......................................       30,636
                                                               ----------
  Total Liabilities.........................................       53,358
                                                               ----------
NET ASSETS..................................................   $4,794,683
                                                               ==========
NET ASSETS CONSIST OF:
Capital.....................................................   $4,706,537
Accumulated net investment loss.............................       (4,360)
Accumulated net realized gain/(loss) on investments.........      (32,792)
Net unrealized appreciation of written call options.........       37,975
Net unrealized appreciation/(depreciation) on investments
  and purchased option contracts............................       87,323
                                                               ----------
NET ASSETS..................................................   $4,794,683
                                                               ==========
Shares Outstanding..........................................      470,499
                                                               ----------
Net Asset Value -- Offering and Redemption Price per
  Share.....................................................   $    10.19
                                                               ==========

                       See notes to financial statements.

                          FREE ENTERPRISE ACTION FUND
                            STATEMENT OF OPERATIONS
                       PERIOD ENDED DECEMBER 31, 2005(A)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends...................................................   $ 62,059
                                                               --------
  Total Investment Income...................................     62,059
                                                               --------
EXPENSES:
Investment advisory fees....................................     44,727
Administration fees.........................................     35,237
Chief Compliance Officer fees...............................      4,167
Accounting fees.............................................     41,219
Audit fees..................................................     15,550
Insurance fees..............................................      9,544
Legal fees..................................................     52,639
Registration and filing fees................................     20,473
Printing fees...............................................     26,147
Transfer agent fees.........................................     36,042
Trustees' fees..............................................      8,125
Other fees..................................................      8,247
                                                               --------
  Total Expenses............................................    302,117
                                                               --------
  Expenses waived by the Adviser............................    (44,727)
  Expenses reimbursed by the Adviser........................   (185,616)
                                                               --------
    Net Expenses............................................     71,774
                                                               --------
NET INVESTMENT LOSS.........................................     (9,715)
                                                               --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized losses on written call options transactions....    (13,834)
Net realized gain on investment transactions and purchased
  option contracts..........................................      2,771
Change in unrealized appreciation of written call options...     37,975
Change in unrealized appreciation/(depreciation) on
  investments and purchased option contracts................     87,323
                                                               --------
Net Realized and Unrealized Gain/(Loss) on Investments......    114,235
                                                               --------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $104,520
                                                               ========

---------------

(a) From the commencement of operations on March 1, 2005 to December 31, 2005.

                       See notes to financial statements.

                          FREE ENTERPRISE ACTION FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 PERIOD ENDED
                                                                 DECEMBER 31,
                                                                   2005(A)
                                                               ----------------
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment loss.........................................      $   (9,715)
Net realized gains on written call option transactions......         (13,834)
Net realized gain on investment transactions and option
  contracts.................................................           2,771
Change in unrealized appreciation of written call options...          37,975
Change in unrealized appreciation/(depreciation) on
  investments and purchased option contracts................          87,323
                                                                  ----------
  Change in net assets from operations......................         104,520
                                                                  ----------
DIVIDENDS TO SHAREHOLDERS:
From net investment income..................................          (1,652)
From net realized gain on investment........................         (18,374)
                                                                  ----------
  Change in net assets from shareholder distributions.......         (20,026)
                                                                  ----------
CAPITAL TRANSACTIONS:
Proceeds from shares issued.................................       4,694,570
Dividends reinvested........................................          15,729
Cost of shares redeemed.....................................            (110)
                                                                  ----------
  Change in net assets from capital transactions............       4,710,189
                                                                  ----------
CHANGE IN NET ASSETS........................................       4,794,683
                                                                  ----------

NET ASSETS:
  Beginning of period.......................................              --
                                                                  ----------
  End of period.............................................      $4,794,683
                                                                  ==========
ACCUMULATED NET INVESTMENT LOSS.............................      $   (4,360)
                                                                  ==========
SHARE TRANSACTIONS:
Issued......................................................         468,977
Reinvested..................................................           1,533
Redeemed....................................................             (11)
                                                                  ----------
  Change in fund shares.....................................         470,499
                                                                  ==========

---------------

(a) From the commencement of operations on March 1, 2005 to December 31, 2005.

                       See notes to financial statements.

                          FREE ENTERPRISE ACTION FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                MARCH 1, 2005(C)
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)     TO DECEMBER 31, 2005
---------------------------------------------------------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.00
INVESTMENT ACTIVITIES:
Net investment loss.........................................          (0.02)
Net realized and unrealized gain on investments and
  options...................................................           0.25
                                                                     ------
  Total from investment activities..........................           0.23
                                                                     ------
DISTRIBUTIONS:
Net investment income.......................................             --(d)
Net realized gains..........................................          (0.04)
                                                                     ------
  Total distributions.......................................          (0.04)
                                                                     ------
CHANGE IN NET ASSET VALUE PER SHARE.........................           0.19
                                                                     ------
NET ASSET VALUE, END OF PERIOD..............................         $10.19
                                                                     ======
TOTAL RETURN................................................           2.32%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's omitted).................         $4,795
Ratio of net expenses to average net assets.................           2.00%(a)
Ratio of total expenses to average net assets*..............           8.42%(a)
Ratio of net investment loss to average net assets..........          (0.27%)(a)
Portfolio turnover rate.....................................              0%(e)

---------------

(a) Annualized.

(b) Not annualized.

(c) Commencement of operations.

(d) Amount is less than $.005.

(e) Rate is less than 0.5%.

 * During the period, certain fees were contractually reduced and/or reimbursed. If such contractual fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

                          FREE ENTERPRISE ACTION FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION:

The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Free Enterprise Action Fund (the "Fund").

The Free Enterprise Action Fund commenced operations on March 1, 2005.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

Securities Transactions and Related Income: Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Expenses: Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust expenses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

                          FREE ENTERPRISE ACTION FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Distributions to Shareholders: The Fund intends to declare and pay applicable dividends from net investment income and to make distributions of applicable net realized capital gains, if any, on an annual basis. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Options: The Fund may purchase put and call options on securities. The Fund may write only covered call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be listed on recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written covered call options for the year ended December 31, 2005 were as follows:

                                                              NUMBER OF   PREMIUMS
                                                              CONTRACTS   RECEIVED
                                                              ---------   --------
Options at beginning of period..............................        0     $      0
Options written.............................................    3,831      432,231
Options terminated in closing purchase transactions.........    3,481      387,256
Options expired.............................................        0            0
Options exercised...........................................        0            0
                                                                -----     --------
Options outstanding at December 31, 2005....................      350     $ 44,975
                                                                -----     --------

Federal Income Taxes: It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, was as follows:

                  NET LONG-                                      TOTAL
     ORDINARY       TERM        TOTAL TAXABLE   TAX RETURN   DISTRIBUTIONS
      INCOME    CAPITAL GAINS   DISTRIBUTIONS   OF CAPITAL       PAID
     --------   -------------   -------------   ----------   -------------
     $20,026      $     --         $20,026       $     --      $ 20,026

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

     UNDISTRIBUTED   UNDISTRIBUTED                   ACCUMULATED      UNREALIZED        TOTAL
       ORDINARY        LONG-TERM     DISTRIBUTIONS   CAPITAL AND    APPRECIATION/    ACCUMULATED
        INCOME       CAPITAL GAINS      PAYABLE      OTHER LOSSES   (DEPRECIATION)     EARNING
     -------------   -------------   -------------   ------------   --------------   -----------
       $     --        $     --        $     --        $(32,792)       $125,298       $ 92,506

                          FREE ENTERPRISE ACTION FUND
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capital losses after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. After October 31, 2005, Free Enterprise Action Fund incurred and will elect to defer net capital losses in the approximate amount of $32,792.

3. PURCHASES AND SALES OF SECURITIES:

The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended December 31, 2005, were as follows:

PURCHASES                           SALES
---------                          -------
$4,107,256                         $18,316

4. RELATED PARTY TRANSACTIONS:

Action Fund Management, LLC ("AFM" or the "Adviser") provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.25% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent that expenses exceed 2.00% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such reimbursement shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended December 31, 2005, the reimbursement that may potentially be made by the Fund is as follows:

                                  EXPIRES 2008

                                    $230,343

Thinkorswim Advisors, Inc. ("TOS" or the "Sub-adviser") serves as the investment sub-adviser to the Fund pursuant to an Investment Subadvisory Agreement entered into between the Sub-adviser and the Adviser. The Sub-adviser assists the Adviser in making day-to-day investment decisions for the Fund, subject to the general supervision of the Adviser, the Fund's Board of Trustees, and in accordance with the investment objective, policies, and restrictions of the Fund. The Sub-adviser conducts all research relating to potential options positions for the Fund, makes recommendations to the Adviser, and assists the Adviser in making investment decisions with respect to all options trading.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees (with the exception of the Chief Compliance Officer) of the Trust are affiliated, serves the Trust as Fund Accountant, Administrator and Transfer Agent. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the Fund Accounting Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $37,500 per annum, plus applicable reimbursement of certain expenses. Under the Administration Agreement, BISYS Ohio receives a fee from the Trust based upon a tiered fee structure, subject to a minimum fee of $45,000 per annum. Under the Transfer Agent Agreement, BISYS Ohio receives $17,000 per annum, plus applicable reimbursement of certain expenses.

BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as principal underwriter and distributor of the Fund's shares.

BISYS Ohio also provides an employee to serve the Trust as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Trust for certain expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

                          FREE ENTERPRISE ACTION FUND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Free Enterprise Action Fund of the Variable Insurance Funds (the "Trust")

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Free Enterprise Action Fund (the "Fund") of the Variable Insurance Funds (the "Trust") as of December 31, 2005, and the related statements of operations, changes in net assets and financial highlights for the period from March 1, 2005 (commencement of operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis of designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. According, we express no such opinion. An audit also includes examining, of a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Free Enterprise Action Fund of the Variable Insurance Funds at December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 1, 2005 through December 31, 2005 in conformity with U.S. generally accepted accounting principles.

                                          (ENST & Young LLP)

Columbus, Ohio
February 10, 2006

                          FREE ENTERPRISE ACTION FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     FREE ENTERPRISE ACTION FUND MANAGEMENT

The Trustees and Officers of the Fund, their date of birth, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                              NUMBER OF
                                        TERM OF                               PORTFOLIOS IN
                           POSITION(S)  OFFICE AND                            FUND COMPLEX
NAME, ADDRESS, AND         HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)  OVERSEEN BY    OTHER TRUSTEESHIPS
DATE OF BIRTH              TRUST        TIME SERVED  DURING PAST 5 YEARS      TRUSTEE        HELD BY TRUSTEE*
------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
James H. Woodward          Trustee      Indefinite;  Chancellor, University        5         The Coventry Group
Date of Birth: 11/24/1939               4/97 to      of North Carolina at
                                        present      Charlotte--7/89 to
                                                     present

Michael Van Buskirk        Trustee and  Indefinite;  Chief Executive               5         The Coventry Group
Date of Birth: 2/22/1947   Chairman of  4/97 to      Officer, Ohio Bankers
                           the Board    present      Assoc. (industry trade
                                                     association) -- 5/91 to
                                                     present

Maurice Stark              Trustee      Indefinite;  Consultant, (part-time)       5         The Coventry Group
Date of Birth: 9/23/1935                3/04 to      Battelle Memorial
                                        present      Institute -- 1/95 to
                                                     present

INTERESTED TRUSTEE
Walter B. Grimm(1)         Trustee      Indefinite;  Employee of BISYS Fund        5         American Performance Funds,
Date of Birth: 6/30/1945                4/97 to      Services -- 6/92 to                     The Coventry Group, Legacy
                                        present      9/05                                    Funds Group, Performance
                                                                                             Funds Trust, United
                                                                                             American Cash Reserves

---------------

* Not reflected in prior column.

(1 )Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act, of the Trust due to his previous employment with BISYS Fund Services, the Fund's distributor.

                          FREE ENTERPRISE ACTION FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                                        TERM OF OFFICE
NAME, ADDRESS, AND                                      AND LENGTH OF     PRINCIPAL OCCUPATION(S)
DATE OF BIRTH              POSITION(S) HELD WITH TRUST  TIME SERVED       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
R. Jeffrey Young           President                    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                                       9/05 to present   Services (10/93 to present).
Columbus, OH 43219
Date of Birth: 8/22/1964

Alaina Metz                Secretary                    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                                       4/97 to present   Services (6/95 to present).
Columbus, OH 43219
Date of Birth: 4/4/1967

Rodney Ruehle              Anti-Money Laundering        Indefinite;       Employee of BISYS Fund
3435 Stelzer Road          Officer and Chief            8/04 to present   Services (8/95 to present).
Columbus, OH 43219         Compliance Officer
Date of Birth: 4/26/1968

Aaron J. Masek             Treasurer                    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                                       10/05 to present  Services (3/97 to present).
Columbus, OH 43219
Date of Birth: 1/26/74

Chris Sabato               Assistant Treasurer          Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                                       5/03 to present   Services (2/93 to present).
Columbus, OH 43219
Date of Birth: 12/15/1968

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Fund and the Trustees and can be obtained free of charge by calling 1-800-766-3960.

                           ADDITIONAL TAX INFORMATION

For the taxable year ended December 31, 2005, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

                                                               PERCENTAGE
                                                               ----------
Free Enterprise Action Fund.................................      100%

For the fiscal year ended December 31, 2005, the Free Enterprise Action Fund paid qualified dividend income of $20,026.

                          FREE ENTERPRISE ACTION FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXPENSE EXAMPLES

As a shareholder of the Fund, you incur ongoing costs, which include investment advisory fees, administration fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  BEGINNING        ENDING        EXPENSES PAID      EXPENSE RATIO
ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD**
   7/1/05         12/31/05      7/1/05-12/31/05    7/1/05-12/31/05
-------------  --------------   ---------------   -----------------
  $1,000.00      $1,039.90          $10.28              2.00%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  BEGINNING        ENDING        EXPENSES PAID      EXPENSE RATIO
ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*     DURING PERIOD**
   7/1/05         12/31/05      7/1/05-12/31/05    7/1/05-12/31/05
-------------  --------------   ---------------   -----------------
  $1,000.00      $1,015.12          $10.16              2.00%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year (184) divided by the number of days in the fiscal year (365).

** Absent waiver of fees and/or reimbursement of expenses during the period, expenses would have been higher and ending account values would have been lower.

                          FREE ENTERPRISE ACTION FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
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INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- REVIEW AND APPROVAL

At a meeting of the Board of Trustees on June 3, 2004, the Board reviewed and considered the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Action Fund Management, LLC ("Action"), as well as the Investment Sub-Advisory Agreement with respect to the Fund between Action and Thinkorswim Advisors, Inc. (the "Sub-Adviser"), to determine whether the agreements should be approved for an initial two-year period. Following their review and consideration, the Trustees determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement will enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the Investment Advisory Agreement and the Investment Sub-Advisory Agreement. In reaching their decision, the Trustees requested and obtained from Action and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the proposed agreements. In considering the proposed Investment Advisory Agreement and Investment Sub-Advisory Agreement, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by Fund counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICE TO BE PROVIDED. The Board considered the nature and quality of the services anticipated to be provided by Action and the Sub-Adviser. The Board concluded that Action and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the unique package of advisory and advocacy services to be provided by Action and the innovative investment product to be offered to investors, the financial resources of Action and the Sub-Adviser, Action's management capabilities and retention of personnel with significant public policy experience, and the professional qualifications and experience of the Sub-Adviser's portfolio management team. The Trustees also concluded that Action and the Sub-Adviser proposed to provide investment and related services that are appropriate in scope and extent in light of the Fund's operations, the competitive landscape of the investment company business and investor needs.

THE INVESTMENT PERFORMANCE OF THE FUND. The Board noted that, as a new mutual fund, the Fund had no performance track record. On the basis of the Trustees' assessment of the nature, extent and quality of advisory and other services to be provided or procured by Action and the Sub-Adviser, the Trustees concluded that Action and the Sub-Adviser should be capable of generating a level of investment performance and shareholder advocacy that is appropriate in light of the Fund's investment objective, policies and strategies and competitive with the investment performance of many other investment companies.

THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. The Board reviewed information regarding Action's costs of procuring portfolio management services, as well as the costs of provision of management and advocacy services. The Trustees reviewed data regarding the Fund's management fees and projected operating expenses (gross and net of expense limitation arrangements) at projected asset levels. Based on such information, the Trustees determined that the management fees and projected overall expense ratio of the Fund generally were competitive with other mutual funds, although such a comparison was of limited utility in light of the unique package of advisory and advocacy services to be provided or procured by Action. In addition, on the basis of the Board's review of the management fees to be charged by Action for investment advisory and advocacy services, Action's estimated management income resulting from its management of the Fund, and the estimated income to the Sub-Adviser to be derived from the relationship with the Fund, the Board concluded that the level of investment management fees are appropriate in light of the services to be provided or procured and the management fees and overall expense ratios of other investment companies. The Trustees also concluded that Action and the Sub-Adviser were unlikely to derive any significant profit from their services to the Fund in the near-term future.

WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE AND THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS. The Board concluded that the inclusion of asset-based breakpoints in the Fund's advisory fee schedule appropriately benefits investors by eventually realizing economies of scale in the form of lower management fees as the level of assets grows. However, the Trustees concluded that the Fund was unlikely to achieve economies of scale in the reasonably foreseeable future. In addition, the Board concluded that the Fund's management fees appropriately reflect the Fund's anticipated size, the current economic environment for Action, and the competitive nature of the investment company market. The Trustees also concluded that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to Action and fees payable by Action to the Sub-Adviser, in the future.
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                          FREE ENTERPRISE ACTION FUND
                      SUPPLEMENTAL INFORMATION (UNAUDITED)
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BENEFITS (SUCH AS SOFT DOLLARS) TO ACTION, ITS AFFILIATES, OR THE SUB-ADVISER
FROM THEIR RELATIONSHIP WITH THE FUND. The Board concluded that any other benefits that may be derived by Action, its affiliates, and the Sub-Adviser from their relationship with the Fund are reasonable and fair, and are consistent with industry practice and the best interests of the Fund and its shareholders. In this regard, the Board noted that neither Action nor the Sub-Adviser is expected to realize "soft dollar" benefits from its relationship with the Fund.

OTHER CONSIDERATIONS. The Board determined that Action had made a substantial commitment to the recruitment of high quality personnel, and maintained the financial and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also determined that Action had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by Action's expense limitation and fee waiver arrangement with the Fund, which was expected to result in Action waiving a substantial amount of advisory fees and/or reimbursing Fund expenses for the benefit of shareholders while the Fund was in its start-up phase.

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ITEM 2. CODE OF ETHICS.

(a) The Registrant's Board of Trustees ("Board") has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.


(b) During the period covered by the report, with respect to the Registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


3(a)(1) The Registrant's Board has determined that the registrant has at least one audit committee financial expert as defined by Item 3 of Form N-CSR serving on its audit committee.

3(a)(2) The audit committee financial expert is Maurice G. Stark, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.
For the fiscal year ended December 31, 2005, Audit Fees for the Fund totaled approximately $11,500.

(b) Audit-Related Fees.
For the fiscal year ended December 31, 2005, Audit-Related Fees for the Fund totaled $0.

(c) Tax Fees.
For the fiscal year ended December 31, 2005, Tax Fees for the Fund totaled approximately $2,000.

(d) All Other Fees.
For the fiscal year ended December 31, 2005, All Other Fees for the Fund totaled $0.

(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible by law.

(2) None of the services summarized in (b) - (d) were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) For the fiscal year ended December 31, 2005, the aggregate Non-Audit Fees billed to the Funds for services provided to the Fund and any of the Fund's investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for the last fiscal year, totaled approximately $2,000.

(h) The Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The complete schedule of investments is disclosed in the Registrant's annual report to shareholders which is included in Item 1 of this Form N-CSR.

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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has formalized its policies and process by which shareholders may recommend nominees ("Nominee") to the Board in a set of written procedures. The Board has designated a Nominating Committee ("Committee"), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee's qualifications, including each Nominee's independence from the Registrant's investment adviser's and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As a part of these policies and procedures, the Committee may consider suggestions for the Trustee candidates from the investment adviser and other services providers of the Registrant. In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirement as set forth in the charter must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 ("Exchange Act"), and
Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto.


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                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
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By (Signature and Title)*  /s/ Aaron J. Masek        Aaron J. Masek, Treasurer
                         ------------------------------------------------------

Date  March, 7, 2006
     ---------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Jeffrey Young     R. Jeffrey Young, President
                         ------------------------------------------------------

Date  March 7, 2006
     --------------------------

By (Signature and Title)*  /s/ Aaron J. Masek         Aaron J. Masek, Treasurer
                         ------------------------------------------------------


Date  March 7, 2006
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* Print the name and title of each signing officer under his or her signature.